Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	DREYFUS OPPORTUNITY FUNDS
Central Index Key	0001111178
Amendment Flag	false
Document Creation Date	Jan. 25, 2013
Document Effective Date	Feb. 01, 2013
Prospectus Date	Feb. 01, 2013
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class A
Risk/Return:
Trading Symbol	DNLAX
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class C
Risk/Return:
Trading Symbol	DLDCX
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class I
Risk/Return:
Trading Symbol	DLDRX